Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	$ 111	$ (11)
Losses (gains) reclassified to Net interest income	106	(28)
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged items for ineffectiveness measurement	(5)	18
Gain (losses) on hedging instruments for ineffectiveness measurement	5	(18)
Hedge ineffectiveness	0	0
Unrealized gains (losses)	69	(17)
Losses (gains) reclassified to Net interest income	(76)	37
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged items for ineffectiveness measurement	(42)	(6)
Gain (losses) on hedging instruments for ineffectiveness measurement	43	17
Hedge ineffectiveness	1	11
Unrealized gains (losses)	57	7
Losses (gains) reclassified to Net interest income	(41)	(3)
Active hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	14	9
Active hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	$ (10)	$ (10)